20. Taxes and contributions payable and taxes payable in installments (Details 1) - BRL (R$) R$ in Millions		Dec. 31, 2019		Dec. 31, 2018
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		R$ 907		R$ 841
Taxes and contributions payable and taxes payable in installments, current		531		370
Taxes and contributions payable and taxes payable in installments, noncurrent		376		471
Taxes Payable In Installments - Law 11,941/09 [Member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	[1]	355		432
Taxes Payable In Installments - PERT [Member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	[2]	162		169
ICMS
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		96		88
PIS and COFINS [Member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		7		8
Provision For Income Tax and Social Contribution [Member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments				115
Withholding Income Tax [Member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		1		2
INSS [Member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		6		4
Others [Member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		60		23
Taxes Payable Exito Group [Member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		R$ 220	[3]

[1]	Federal tax installment payment program, Law 11,941/09 - The Law 11,941, was enacted on May 27, 2009, a special federal tax and social security debt installment program, for debts overdue until November 2008, which granted several benefits to its participants, such as reduction of fines, interest rates and penalties, the possibility of utilization of accumulated tax losses to settle penalties and interest and payment in 180 months, use of restricted deposits linked to the claim to reduce the balance. The program also allows the gains arising from reduction of fines and penalties not to be taxable for income taxes purposes. The Group is in compliance with the terms and conditions of these tax payment program.
[2]	In 2017, the Group decided to include certain federal tax debts in the Special Program on Tax Settlements - PERT (PERT Program. The program allows the payment of certain taxes in monthly installments, and granted discounts on interest and penalties. The Group included tax debts related to (i) tax assessments over purchase transactions, manufacturing and exports sales of soil beans (PIS/COFINS), (ii) non-validation of tax offsets (IRPJ, PIS/COFINS); and other tax debts previously classified as possible risks related mainly to CPMF(Contribuicao provisoria sobre movimentacao financeira) and other claims - (See note 22.2). The PERT liability is being settled in monthly installments up to 12 years. The Group is in compliance with the obligations assumed under the PERT Program. The decision to apply to the PERT Program and the Federal taxes installment payment program resulted in the recognition of a loss of R$183 in 2017.
[3]	mainly refers to withholding tax in the amount of R$ 75, municipal tax in the amount of R$ 86 and VAT in the amount of R$ 51.